INSURANCE	12 Months Ended
Dec. 31, 2023
INSURANCE
INSURANCE

18.    INSURANCE

The opening of the assets and liabilities of insurance contracts as of December 31, 2023 and 2022 is detailed below. The insurance results for the periods ending on that date are also detailed:

	12/31/2023	12/31/2022
Insurance contract assets
Assets for remaining coverage	1,723,106	2,089,921
Liability for incurred claim - present value of future cash flow	(513,344)	(949,094)
Liability for incurred claim - risk adjustment for non-financial risk	(22,697)	(44,541)
Net balance	1,187,065	1,096,286

Reinsurance contract liabilities
Assets for remaining coverage	(24,794)	(192,886)
Incurred claims for contracts under the PAA	19,762	5,048
Net balance	(5,032)	(187,838)

Balances from brokers operations
Assets from brokers operations	1,020	6,506
Liability from brokers operations	(41,453)	(13,131)
Net balance	(40,433)	(6,625)

	12/31/2023	12/31/2022
Insurance revenue from contracts measured under the PAA	18,566,744	19,169,750
Insurance revenue	18,566,744	19,169,750
Incurred claims	(2,576,344)	(3,162,593)
Acquisition and administrative expenses	(3,166,962)	(2,743,291)
Insurance service expenses	(5,743,306)	(5,905,884)
Allocation of reinsurance premiums	(148,589)	(410,689)
Amounts recoverable from reinsurers for incurred claims	36,990	12,268
Net expenses from reinsurance contracts held	(111,599)	(398,421)
Insurance service result - NIIF 17	12,711,839	12,865,445
Broker activity operations	1,719,474	1,238,709
Income from insurance activities	14,431,313	14,104,154

Reconciliation of the liability for remaining coverage and the liability for incurred claims

		Incurred claims for contracts under the PAA
Reinsurance contracts held at December 31, 2023	Remaining coverage	Present value of future cash flows	Total
Reinsurance contract liabilities	(192,886)	5,048	(187,838)
Net balance as at January 1, 2023	(192,886)	5,048	(187,838)
Net income (expenses) from reinsurance contracts held
Allocation of reinsurance premiums	(148,589)	—	(148,589)
Amounts recoverable from reinsurers for incurred claims	—	36,990	36,990
Net income (expenses) from reinsurance contracts held	(148,589)	36,990	(111,599)
IAS29 + finance income from reinsurance contracts held	79,778	504	80,282
Total amounts recognised in comprehensive income	(68,811)	37,494	(31,317)
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	251,858	—	251,858
Recoveries from reinsurance	(14,955)	(22,780)	(37,735)
Total cash flows	236,903	(22,780)	214,123
Net balance as at December 31, 2023	(24,794)	19,762	(5,032)

		Incurred claims for contracts under the PAA
Reinsurance contracts held at December 31, 2022	Remaining coverage	Present value of future cash flows	Total
Reinsurance contract liabilities	(158,019)	8,515	(149,504)
Net balance as at January 1, 2022	(158,019)	8,515	(149,504)
Net income (expenses) from reinsurance contracts held
Allocation of reinsurance premiums	(410,689)	-	(410,689)
Amounts recoverable from reinsurers for incurred claims	-	12,268	12,268
Net income (expenses) from reinsurance contracts held	(410,689)	12,268	(398,421)
IAS29 + finance income from reinsurance contracts held	109,240	485	109,725
Total amounts recognised in comprehensive income	(301,449)	12,753	(288,696)
Cash flows
Premiums paid net of ceding commissions and other directly attributable expenses paid	279,798	-	279,798
Recoveries from reinsurance	(13,216)	(16,220)	(29,436)
Total cash flows	266,582	(16,220)	250,362
Net balance as at December 31, 2022	(192,886)	5,048	(187,838)

		December 31, 2023
Insurance contracts issued		LIC for contracts under the PAA
	LRC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Insurance contract assets	2,089,921	(949,094)	(44,541)	1,096,286
Net balance as at January 1, 2023	2,089,921	(949,094)	(44,541)	1,096,286
Insurance revenue	18,566,744	—	—	18,566,744
Insurance service expenses
Incurred claims and other directly attributable expenses	—	(5,035,808)	21,844	(5,013,964)
Insurance acquisition cashflows	(729,342)	—	—	(729,342)
Insurance service expenses	(729,342)	(5,035,808)	21,844	(5,743,306)
Insurance service result	17,837,402	(5,035,808)	21,844	12,823,438
IAS29 + net financial expenses for insurance contracts	(5,829,716)	(48,897)	—	(5,878,613)
Total amounts recognised in comprehensive income	12,007,686	(5,084,705)	21,844	6,944,825
Cash flows
Premiums received	(13,244,962)	—	—	(13,244,962)
Claims and other directly attributable expenses paid	—	5,520,455	—	5,520,455
Insurance acquisition cashflows	870,461	—	—	870,461
Total cash flows	(12,374,501)	5,520,455	—	(6,854,046)
Net balance as at December 31, 2023	1,723,106	(513,344)	(22,697)	1,187,065

		December 31, 2022
Insurance contracts issued		LIC for contracts under the PAA
	LRC	Present value of future cash flows	Risk adj. for non-fin. risk	Total
Insurance contract assets	1,608,433	(1,184,455)	(53,226)	370,752
Net balance as at January 1, 2022	1,608,433	(1,184,455)	(53,226)	370,752
Insurance revenue	19,169,750	—	—	19,169,750
Insurance service expenses
Incurred claims and other directly attributable expenses	—	(5,410,292)	8,685	(5,401,607)
Insurance acquisition cashflows	(504,277)	—	—	(504,277)
Insurance service expenses	(504,277)	(5,410,292)	8,685	(5,905,884)
Insurance service result	18,665,473	(5,410,292)	8,685	13,263,866
IAS29 + net financial expenses for insurance contracts	(3,388,158)	(67,905)	—	(3,456,063)
Total amounts recognised in comprehensive income	15,277,315	(5,478,197)	8,685	9,807,803
Cash flows
Premiums received	(15,215,670)	—	—	(15,215,670)
Claims and other directly attributable expenses paid	—	5,713,558	—	5,713,558
Insurance acquisition cashflows	419,843	—	—	419,843
Total cash flows	(14,795,827)	5,713,558	—	(9,082,269)
Net balance as at December 31, 2022	2,089,921	(949,094)	(44,541)	1,096,286

b.    Income from insurances activities

The composition of the item “Result for insurance activities” as of December 31, 2023 and 2022 is disclosed in Note 15.19.